Northern Lights Fund Trust

Iron Horse Fund

Incorporated herein by reference is the definitive version of the supplement for the Iron Horse Fund pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on July 7, 2016 (SEC Accession No. 0001580642-16-009651).